Property, plant and equipment - Schedule Of Plant Property Equipment (Detail) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
		Apr. 03, 2018	Dec. 31, 2018		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance					$ 917,066		$ 820,722
Depreciation and depletion charge		$ (14,513)	$ (73,975)				(146,979)
Ending Balance			820,722		1,002,258		917,066		$ 820,722
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance					2,356		2,207
Depreciation and depletion charge		(1)	(14)				(75)
Ending Balance			2,207		2,180		2,356		2,207
Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance					16,573		14,311
Depreciation and depletion charge		(319)	(1,529)				(2,518)
Ending Balance			14,311		14,365		16,573		14,311
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance					333,587		349,880
Depreciation and depletion charge		(536)	(1,426)				(18,063)
Ending Balance			349,880		319,703		333,587		349,880
Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance					461,571		354,140
Depreciation and depletion charge		(13,657)	(71,006)				(126,323)
Ending Balance			354,140		557,603		461,571		354,140
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance					75,525		90,693
Ending Balance			90,693		79,556		75,525		90,693
Materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance					27,454		9,491
Ending Balance			9,491		28,851		27,454		9,491
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,083,696	1,090,730		1,137,601		894,338		1,083,696
Additions		8,563	150,299	[1]	225,888	[1]	244,579	[1]
Eliminated on disposals		(1,529)	(35,171)	[2]	(662)	[2]	(1,316)
Impairment of long -lived assets	[3]				(394)
Ending Balance		1,090,730	894,338		1,362,433		1,137,601		894,338
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		351	351		2,445		2,221		351
Additions	[1]		18		11		224
Ending Balance		351	2,221		2,456		2,445		2,221
Cost [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		16,996	17,640		20,411		15,665		16,996
Additions		0	1,116	[1]	133	[1]	83	[1]
Transfers		644	3,459		1,410		4,697
Eliminated on disposals		0	(175)	[2]	(123)	[2]	(34)
Ending Balance		17,640	15,665		21,831		20,411		15,665
Cost [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		61,991	61,991		353,076		351,306		61,991
Additions	[1]		9,000		0		261
Transfers					0		1,509
Eliminated on disposals			(18,255)	[2]			0
Ending Balance		61,991	351,306		353,076		353,076		351,306
Cost [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		999,172	1,001,879		658,690		424,962		999,172
Additions		0	4,732	[1]	2,197	[1]	4,596	[1]
Transfers		2,995	44,090		216,536		229,244
Eliminated on disposals		(288)	(11,839)	[2]	(366)	[2]	(112)
Impairment of long -lived assets	[3]				(394)
Ending Balance		1,001,879	424,962		876,663		658,690		424,962
Cost [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		3,911	4,271		75,525		90,693		3,911
Additions		3,999	117,348	[1]	186,230	[1]	142,791	[1]
Transfers		(3,639)	(32,178)		(182,199)		(157,959)
Eliminated on disposals			(4,902)	[2]			0
Ending Balance		4,271	90,693		79,556		75,525		90,693
Cost [member] | Materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,275	4,598		27,454		9,491		1,275
Additions		4,564	18,085	[1]	37,317	[1]	96,624	[1]
Transfers			(15,371)		(35,747)		(77,491)
Eliminated on disposals		(1,241)	0	[2]	(173)	[2]	(1,170)
Ending Balance		4,598	9,491		28,851		27,454		9,491
Cost [member] | PELSA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			60,978
Cost [member] | PELSA [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			14
Cost [member] | PELSA [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			409
Cost [member] | PELSA [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			47,725
Cost [member] | PELSA [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			12,588
Cost [member] | PELSA [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			225
Cost [member] | PELSA [member] | Materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			17
Cost [member] | JdM [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			86,096
Cost [member] | JdM [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			1,818
Cost [member] | JdM [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			1,726
Cost [member] | JdM [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			78,298
Cost [member] | JdM [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			4,254
Cost [member] | APCO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			380,386
Cost [member] | APCO [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			89
Cost [member] | APCO [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			2,188
Cost [member] | APCO [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			300,997
Cost [member] | APCO [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			73,275
Cost [member] | APCO [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			1,675
Cost [member] | APCO [member] | Materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			2,162
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(824,467)	(838,980)		(220,535)		(73,616)		(824,467)
Eliminated on disposals			359		103		60
Depreciation and depletion charge					(139,743)
Reversal of Accumulated depreciation from business combination of PELSA			838,980
Ending Balance		(838,980)	(73,616)		(360,175)		(220,535)		(73,616)
Accumulated depreciation and impairment [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(68)	(69)		(89)		(14)		(68)
Depreciation and depletion charge					(187)
Reversal of Accumulated depreciation from business combination of PELSA			69
Ending Balance		(69)	(14)		(276)		(89)		(14)
Accumulated depreciation and impairment [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(10,379)	(10,698)		(3,838)		(1,354)		(10,379)
Eliminated on disposals			175		103		34
Depreciation and depletion charge					(3,731)
Reversal of Accumulated depreciation from business combination of PELSA			10,698
Ending Balance		(10,698)	(1,354)		(7,466)		(3,838)		(1,354)
Accumulated depreciation and impairment [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(49,616)	(50,152)		(19,489)		(1,426)		(49,616)
Depreciation and depletion charge					(13,884)
Reversal of Accumulated depreciation from business combination of PELSA			50,152
Ending Balance		(50,152)	(1,426)		(33,373)		(19,489)		(1,426)
Accumulated depreciation and impairment [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(764,404)	(778,061)		(197,119)		(70,822)		(764,404)
Eliminated on disposals			184				26
Depreciation and depletion charge					(121,941)
Reversal of Accumulated depreciation from business combination of PELSA			778,061
Ending Balance		$ (778,061)	(70,822)		$ (319,060)		$ (197,119)		$ (70,822)
Accumulated depreciation and impairment [member] | PELSA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			(838,980)
Accumulated depreciation and impairment [member] | PELSA [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			(69)
Accumulated depreciation and impairment [member] | PELSA [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			(10,698)
Accumulated depreciation and impairment [member] | PELSA [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			(50,152)
Accumulated depreciation and impairment [member] | PELSA [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			$ (778,061)

[1]	Additions of work in progress of year 2018 includes wells related to Águila Mora oil and gas property for 13,157. This transaction did not generate cash flows (Note 29.3.5). Additions of wells and production facilities of the year 2019 includes 4,141 related to the reestimations of assets retirement obligation, and additions of the year 2020 includes 2,018 related to Business Combination mentioned in Note 30.
[2]	Disposals of oil and gas properties of the year 2018 are related to CASO-Aguila Mora swap agreement. This transaction did not generate cash flow, and disposals of wells and production facilities of the year 2020 are related to the reestimation of assets retirement obligation.
[3]	See Note 3.2.2 for the details on impairment testing of oil and gas properties.